ACCRUED EXPENSES (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
ACCRUED EXPENSES
Accrued advertising expense	$ 15,417
Accrued shipping and handling costs	159,854	445,956
Accrued payroll	1,229,196	1,296,969
Others	2,036,850	1,493,510
Accrued expenses	$ 3,441,317	$ 3,236,435